UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3420

Oppenheimer Integrity Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 3/31/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 31, 2016 Unaudited

	Principal Amount	Value

Asset-Backed Securities—14.8%

Auto Loan—12.7%

American Credit Acceptance Receivables Trust:
Series 2013-2, Cl. B, 2.84%, 5/15/19[1]	$402,124	$402,347
Series 2014-1, Cl. B, 2.39%, 11/12/19[1]	1,820,254	1,821,668
Series 2014-2, Cl. B, 2.26%, 3/10/20[1]	658,117	658,179
Series 2014-3, Cl. B, 2.43%, 6/10/20[1]	4,010,000	3,993,664
Series 2014-4, Cl. B, 2.60%, 10/12/20[1]	1,200,000	1,189,459
Series 2015-1, Cl. B, 2.85%, 2/12/21[1]	3,420,000	3,379,506
Series 2015-2, Cl. B, 2.97%, 5/12/21[1]	3,415,000	3,364,722
Series 2015-3, Cl. B, 3.56%, 10/12/21[1]	3,100,000	3,079,454

AmeriCredit Automobile Receivables Trust:
Series 2012-2, Cl. E, 4.85%, 8/8/19[1]	3,135,000	3,162,876
Series 2012-4, Cl. D, 2.68%, 10/9/18	1,815,000	1,824,542
Series 2012-5, Cl. D, 2.35%, 12/10/18	2,880,000	2,896,090
Series 2013-2, Cl. E, 3.41%, 10/8/20[1]	3,720,000	3,747,165
Series 2013-3, Cl. E, 3.74%, 12/8/20[1]	1,695,000	1,719,631
Series 2013-4, Cl. D, 3.31%, 10/8/19	200,000	203,955
Series 2013-5, Cl. D, 2.86%, 12/9/19	4,258,000	4,291,051
Series 2014-1, Cl. E, 3.58%, 8/9/21	2,900,000	2,914,080
Series 2014-2, Cl. E, 3.37%, 11/8/21	3,450,000	3,448,974
Series 2014-3, Cl. D, 3.13%, 10/8/20	7,035,000	7,082,715
Series 2014-4, Cl. D, 3.07%, 11/9/20	3,105,000	3,113,073
Series 2015-1, Cl. C, 2.51%, 1/8/21	1,610,000	1,620,363
Series 2015-2, Cl. C, 2.40%, 1/8/21	1,063,000	1,064,638
Series 2015-2, Cl. D, 3.00%, 6/8/21	610,000	604,857
Series 2015-3, Cl. D, 3.34%, 8/8/21	1,725,000	1,733,246

California Republic Auto Receivables Trust:
Series 2013-2, Cl. C, 3.32%, 8/17/20	1,555,000	1,579,874
Series 2014-2, Cl. C, 3.29%, 3/15/21	600,000	590,355
Series 2014-4, Cl. C, 3.56%, 9/15/21	860,000	846,376

Capital Auto Receivables Asset Trust:
Series 2013-1, Cl. D, 2.19%, 9/20/21	1,265,000	1,259,106
Series 2013-4, Cl. D, 3.22%, 5/20/19	705,000	709,784
Series 2014-1, Cl. D, 3.39%, 7/22/19	785,000	792,437
Series 2014-3, Cl. D, 3.14%, 2/20/20	1,270,000	1,256,996
Series 2015-1, Cl. D, 3.16%, 8/20/20	1,460,000	1,437,103
Series 2015-4, Cl. D, 3.62%, 5/20/21	2,490,000	2,465,057

CarFinance Capital Auto Trust:
Series 2013-2A, Cl. B, 3.15%, 8/15/19[1]	3,301,344	3,316,576
Series 2014-1A, Cl. A, 1.46%, 12/17/18[1]	180,977	180,829
Series 2015-1A, Cl. A, 1.75%, 6/15/21[1]	1,221,922	1,216,408

CarMax Auto Owner Trust:
Series 2015-2, Cl. D, 3.04%, 11/15/21	930,000	935,349
Series 2015-3, Cl. D, 3.27%, 3/15/22	1,715,000	1,737,767
Series 2016-1, Cl. D, 3.11%, 8/15/22	2,045,000	2,059,757

CPS Auto Receivables Trust:
Series 2012-B, Cl. A, 2.52%, 9/16/19[1]	601,944	602,545
Series 2014-A, Cl. A, 1.21%, 8/15/18[1]	850,051	847,234
Series 2014-C, Cl. A, 1.31%, 2/15/19[1]	1,032,781	1,027,330

1        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Auto Loan (Continued)

CPS Auto Trust, Series 2012-C, Cl. A, 1.82%, 12/16/19[1]	$218,469	$218,129

Credit Acceptance Auto Loan Trust:
Series 2014-1A, Cl. B, 2.29%, 4/15/22[1]	1,610,000	1,601,064
Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	1,275,000	1,278,358
Series 2015-1A, Cl. C, 3.30%, 7/17/23[1]	2,010,000	1,976,141
Series 2015-2A, Cl. B, 3.04%, 8/15/23[1]	3,155,000	3,168,394

Drive Auto Receivables Trust:
Series 2015-AA, Cl. C, 3.06%, 5/17/21[1]	2,215,000	2,210,541
Series 2015-BA, Cl. C, 2.76%, 7/15/21[1]	2,730,000	2,710,743
Series 2015-DA, Cl. C, 3.38%, 11/15/21[1]	2,380,000	2,370,715

DT Auto Owner Trust:
Series 2013-1A, Cl. D, 3.74%, 5/15/20[1]	1,029,216	1,035,277
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	3,290,000	3,337,414
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	2,425,000	2,442,599
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	3,645,000	3,651,835
Series 2014-3A, Cl. D, 4.47%, 11/15/21[1]	1,715,000	1,706,832
Series 2015-1A, Cl. C, 2.87%, 11/16/20[1]	1,560,000	1,550,928
Series 2016-1A, Cl. B, 2.79%, 5/15/20[1]	2,675,000	2,682,939

Exeter Automobile Receivables Trust:
Series 2014-1A, Cl. B, 2.42%, 1/15/19[1]	1,590,000	1,589,286
Series 2014-1A, Cl. C, 3.57%, 7/15/19[1]	1,590,000	1,590,755
Series 2014-2A, Cl. A, 1.06%, 8/15/18[1]	115,073	114,874
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	830,000	819,776

First Investors Auto Owner Trust:
Series 2013-3A, Cl. B, 2.32%, 10/15/19[1]	2,610,000	2,612,592
Series 2013-3A, Cl. C, 2.91%, 1/15/20[1]	1,110,000	1,111,312
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	2,800,000	2,765,614
Series 2014-1A, Cl. D, 3.28%, 4/15/21[1]	2,010,000	1,976,780
Series 2014-3A, Cl. D, 3.85%, 2/15/22[1]	1,190,000	1,181,782

Flagship Credit Auto Trust:
Series 2014-1, Cl. A, 1.21%, 4/15/19[1]	410,919	409,117
Series 2014-2, Cl. A, 1.43%, 12/16/19[1]	1,143,830	1,139,373

GM Financial Automobile Leasing Trust, Series 2015-1, Cl. D, 3.01%, 3/20/20	2,155,000	2,122,204

GO Financial Auto Securitization Trust, Series 2015-1, Cl. A, 1.81%, 3/15/18[1]	671,986	671,429

Navistar Financial Dealer Note Master Trust, Series 2014-1,
Cl. D, 2.733%, 10/25/19[1,2]	995,000	989,753

Santander Drive Auto Receivables Trust:
Series 2013-3, Cl. D, 2.42%, 4/15/19	735,000	735,331
Series 2013-4, Cl. D, 3.92%, 1/15/20	3,315,000	3,400,689
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	2,915,000	3,030,186
Series 2013-5, Cl. D, 2.73%, 10/15/19	4,355,000	4,395,292
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,140,000	2,186,156
Series 2014-1, Cl. D, 2.91%, 4/15/20	2,565,000	2,567,092
Series 2014-2, Cl. D, 2.76%, 2/18/20	2,810,000	2,827,398
Series 2014-3, Cl. D, 2.65%, 8/17/20	1,230,000	1,226,845
Series 2014-4, Cl. D, 3.10%, 11/16/20	2,700,000	2,721,926
Series 2014-5, Cl. D, 3.21%, 1/15/21	3,270,000	3,291,528

2        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Auto Loan (Continued)

Santander Drive Auto Receivables Trust: (Continued)
Series 2015-1, Cl. C, 2.57%, 4/15/21	$1,410,000	$1,414,796
Series 2015-1, Cl. D, 3.24%, 4/15/21	4,025,000	4,058,924
Series 2015-2, Cl. C, 2.44%, 4/15/21	2,575,000	2,572,666
Series 2015-2, Cl. D, 3.02%, 4/15/21	2,680,000	2,676,743
Series 2015-3, Cl. D, 3.49%, 5/17/21	3,145,000	3,131,444
Series 2015-4, Cl. D, 3.53%, 8/16/21	2,565,000	2,573,574
Series 2015-5, Cl. C, 2.74%, 12/15/21	1,930,000	1,932,370
Series 2015-5, Cl. D, 3.65%, 12/15/21	1,665,000	1,684,592

SNAAC Auto Receivables Trust:
Series 2013-1A, Cl. C, 3.07%, 8/15/18[1]	565,933	566,241
Series 2014-1A, Cl. A, 1.03%, 9/17/18[1]	37,783	37,782
Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	970,000	930,825

TCF Auto Receivables Owner Trust:
Series 2014-1A, Cl. C, 3.12%, 4/15/21[1]	765,000	766,700
Series 2015-1A, Cl. D, 3.53%, 3/15/22[1]	1,510,000	1,456,034

United Auto Credit Securitization Trust, Series 2015-1, Cl. D, 2.92%, 6/17/19[1]	2,005,000	1,951,445

Westlake Automobile Receivables Trust:
Series 2014-1A, Cl. D, 2.20%, 2/15/21[1]	1,140,000	1,127,619
Series 2014-2A, Cl. D, 2.86%, 7/15/21[1]	1,335,000	1,304,251
Series 2015-1A, Cl. C, 2.29%, 11/16/20[1]	2,185,000	2,159,550
Series 2015-2A, Cl. C, 2.45%, 1/15/21[1]	1,990,000	1,965,343
Series 2016-1A, Cl. B, 2.68%, 9/15/21[1]	2,145,000	2,165,487

		192,072,523

Credit Card—1.8%

American Express Credit Account Master Trust:
Series 2014-2, Cl. A, 1.26%, 1/15/20	635,000	636,777
Series 2014-3, Cl. A, 1.49%, 4/15/20	535,000	538,274

Capital One Multi-Asset Execution Trust:
Series 2014-A2, Cl. A2, 1.26%, 1/15/20	3,866,000	3,875,123
Series 2014-A5, Cl. A5, 1.48%, 7/15/20	5,220,000	5,249,683

Chase Issuance Trust:
Series 2007-A3, Cl. A3, 5.23%, 4/15/19	810,000	839,653
Series 2014-A1, Cl. A1, 1.15%, 1/15/19	4,965,000	4,974,308
Series 2014-A6, Cl. A6, 1.26%, 7/15/19	3,310,000	3,319,061

Citibank Credit Card Issuance Trust, Series 2013-A6, Cl. A6, 1.32%, 9/7/18	3,870,000	3,877,486

Discover Card Execution Note Trust, Series 2014-A5, Cl. A, 1.39%, 4/15/20	4,725,000	4,745,490

		28,055,855

Equipment—0.2%

Cronos Containers Program I Ltd., Series 2014-2A, Cl. A, 3.27%, 11/18/29[1]	1,580,185	1,509,617

FRS I LLC, Series 2013-1A, Cl. A1, 1.80%, 4/15/43[1]	406,907	399,435

Trip Rail Master Funding LLC, Series 2014-1A, Cl. A1, 2.863%, 4/15/44[1]	861,705	855,335

		2,764,387

3        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Loans: Other—0.1%

Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	$2,044,939	$1,983,340

Total Asset-Backed Securities (Cost $225,381,543)		224,876,105

Mortgage-Backed Obligations—45.7%

Government Agency—35.5%

FHLMC/FNMA/FHLB/Sponsored—24.3%

Federal Home Loan Mortgage Corp. Gold Pool:
5.50%, 9/1/39	2,437,223	2,717,494
6.00%, 5/1/18-11/1/37	372,505	422,165
6.50%, 4/1/18-4/1/34	451,283	508,464
7.00%, 7/1/21-10/1/37	3,373,332	4,071,210
9.00%, 8/1/22-5/1/25	11,432	12,586

Federal Home Loan Mortgage Corp. Non Gold Pool, 9%, 3/1/17	76	76

Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 12.595%, 4/1/27[3]	325,983	59,283
Series 192, Cl. IO, 5.196%, 2/1/28[3]	43,606	8,045
Series 206, Cl. IO, 0.00%, 12/1/29[3,4]	81,444	18,465
Series 243, Cl. 6, 0.00%, 12/15/32[3,4]	280,784	51,590

Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	5,376,190	5,513,623

Federal Home Loan Mortgage Corp., Multifamily Structured Pass Through Certificates:
Series K042, Cl. A2, 2.67%, 12/25/24	3,110,000	3,211,816
Series K046, Cl. A2, 3.205%, 3/25/25	815,000	874,739
Series K047, Cl. A2, 3.329%, 5/25/25	7,260,000	7,860,239
Series K048, Cl. A2, 3.284%, 6/25/25[2]	8,000,000	8,639,438
Series K049, Cl. A2, 3.01%, 7/25/25	3,665,000	3,870,092
Series K050, Cl. A2, 3.334%, 8/25/25[2]	3,650,000	3,951,737
Series K052, Cl. A2, 3.151%, 11/25/25	6,245,000	6,656,363
Series K053, Cl. A2, 2.995%, 12/25/25	7,660,000	8,067,352

Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 4.201%, 6/1/26[5]	52,351	47,696

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	3,526	3,875
Series 1590, Cl. IA, 1.486%, 10/15/23[2]	819,041	840,170
Series 2034, Cl. Z, 6.50%, 2/15/28	6,655	7,584
Series 2043, Cl. ZP, 6.50%, 4/15/28	907,159	1,013,234
Series 2046, Cl. G, 6.50%, 4/15/28	440,467	501,720
Series 2053, Cl. Z, 6.50%, 4/15/28	5,784	6,611
Series 2063, Cl. PG, 6.50%, 6/15/28	424,415	489,409
Series 2145, Cl. MZ, 6.50%, 4/15/29	149,616	170,882
Series 2148, Cl. ZA, 6.00%, 4/15/29	215,212	247,046
Series 2195, Cl. LH, 6.50%, 10/15/29	373,202	426,079
Series 2326, Cl. ZP, 6.50%, 6/15/31	116,353	130,647
Series 2341, Cl. FP, 1.336%, 7/15/31[2]	199,339	204,595
Series 2399, Cl. PG, 6.00%, 1/15/17	17,205	17,420
Series 2423, Cl. MC, 7.00%, 3/15/32	701,130	812,006
Series 2453, Cl. BD, 6.00%, 5/15/17	28,530	29,220
Series 2461, Cl. PZ, 6.50%, 6/15/32	831,747	973,374

4        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2463, Cl. F, 1.436%, 6/15/32[2]	$796,343	$819,635
Series 2564, Cl. MP, 5.00%, 2/15/18	845,170	868,904
Series 2585, Cl. HJ, 4.50%, 3/15/18	465,970	481,312
Series 2635, Cl. AG, 3.50%, 5/15/32	629,843	664,781
Series 2676, Cl. KY, 5.00%, 9/15/23	1,026,010	1,106,491
Series 2707, Cl. QE, 4.50%, 11/15/18	201,201	207,835
Series 2770, Cl. TW, 4.50%, 3/15/19	67,984	70,712
Series 3010, Cl. WB, 4.50%, 7/15/20	321,366	334,370
Series 3025, Cl. SJ, 23.151%, 8/15/35[2]	152,710	242,475
Series 3030, Cl. FL, 0.836%, 9/15/35[2]	412,087	413,494
Series 3645, Cl. EH, 3.00%, 12/15/20	28,380	29,003
Series 3741, Cl. PA, 2.15%, 2/15/35	1,904,821	1,924,806
Series 3815, Cl. BD, 3.00%, 10/15/20	31,635	32,176
Series 3822, Cl. JA, 5.00%, 6/15/40	625,063	662,233
Series 3840, Cl. CA, 2.00%, 9/15/18	24,294	24,488
Series 3848, Cl. WL, 4.00%, 4/15/40	1,206,150	1,268,792
Series 3857, Cl. GL, 3.00%, 5/15/40	38,098	39,693
Series 4221, Cl. HJ, 1.50%, 7/15/23	1,221,648	1,233,607

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2129, Cl. S, 10.857%, 2/15/29[3]	465,503	101,076
Series 2130, Cl. SC, 48.517%, 3/15/29[3]	144,878	31,897
Series 2134, Cl. SB, 52.205%, 3/15/29[3]	132,719	29,221
Series 2422, Cl. SJ, 43.622%, 1/15/32[3]	460,331	108,470
Series 2493, Cl. S, 50.363%, 9/15/29[3]	36,504	9,442
Series 2682, Cl. TQ, 99.999%, 10/15/33[3]	920,734	230,292
Series 2796, Cl. SD, 48.279%, 7/15/26[3]	224,765	42,357
Series 2920, Cl. S, 51.047%, 1/15/35[3]	919,197	176,489
Series 2922, Cl. SE, 5.617%, 2/15/35[3]	726,492	135,490
Series 2981, Cl. AS, 0.00%, 5/15/35[3,4]	1,997,254	409,321
Series 2981, Cl. BS, 99.999%, 5/15/35[3]	1,818,479	390,254
Series 3005, Cl. WI, 0.00%, 7/15/35[3,4]	365,292	79,662
Series 3201, Cl. SG, 2.052%, 8/15/36[3]	2,013,890	396,701
Series 3397, Cl. GS, 15.063%, 12/15/37[3]	351,741	66,075
Series 3424, Cl. EI, 10.252%, 4/15/38[3]	199,217	24,175
Series 3450, Cl. BI, 8.568%, 5/15/38[3]	3,898,821	675,344
Series 3606, Cl. SN, 0.67%, 12/15/39[3]	1,098,480	216,345

Federal National Mortgage Assn.:
3.00%, 4/1/31[6]	53,630,000	56,029,734
3.50%, 4/1/46[6]	79,395,000	83,270,160
4.00%, 4/1/46[6]	65,640,000	70,158,180
4.50%, 4/1/31[6]	1,935,000	2,001,618
5.00%, 4/1/46[6]	24,080,000	26,647,733

Federal National Mortgage Assn. Pool:
3.50%, 12/1/20-2/1/22	1,633,837	1,726,421
5.00%, 3/1/21	88,932	92,425
5.50%, 12/1/18-5/1/36	1,593,917	1,806,484

5        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn. Pool: (Continued)
6.00%, 5/1/20	$44,589	$45,761
6.50%, 6/1/17-11/1/31	2,701,361	3,084,041
7.00%, 11/1/17-4/1/34	1,568,488	1,860,311
7.50%, 1/1/33-8/1/33	2,207,544	2,642,972
8.50%, 7/1/32	10,980	12,022
Federal National Mortgage Assn., Alternative Credit Enhancement Securities:
Series 2015-M11, Cl. A2, 2.827%, 4/25/25[2]	3,720,000	3,870,664
Series 2015-M8, Cl. A2, 2.90%, 1/25/25[2]	2,600,000	2,716,958
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 222, Cl. 2, 15.925%, 6/25/23[3]	342,980	56,809
Series 247, Cl. 2, 34.357%, 10/25/23[3]	39,983	6,667
Series 252, Cl. 2, 35.31%, 11/25/23[3]	363,992	69,823
Series 254, Cl. 2, 29.574%, 1/25/24[3]	641,867	117,885
Series 301, Cl. 2, 0.00%, 4/25/29[3,4]	170,656	31,653
Series 303, Cl. IO, 9.025%, 11/25/29[3]	36,036	9,678
Series 319, Cl. 2, 0.919%, 2/25/32[3]	133,184	26,661
Series 320, Cl. 2, 8.123%, 4/25/32[3]	2,461,806	661,328
Series 321, Cl. 2, 4.054%, 4/25/32[3]	400,302	73,431
Series 324, Cl. 2, 0.00%, 7/25/32[3,4]	192,373	35,328
Series 331, Cl. 9, 11.855%, 2/25/33[3]	1,494,078	325,311
Series 334, Cl. 14, 9.21%, 2/25/33[3]	1,200,371	244,663
Series 334, Cl. 15, 4.282%, 2/25/33[3]	835,633	214,361
Series 334, Cl. 17, 17.28%, 2/25/33[3]	46,481	8,949
Series 339, Cl. 12, 0.00%, 6/25/33[3,4]	1,016,745	215,083
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	1,042,949	212,393
Series 343, Cl. 13, 7.422%, 9/25/33[3]	1,188,700	231,998
Series 343, Cl. 18, 13.002%, 5/25/34[3]	708,852	135,846
Series 345, Cl. 9, 0.00%, 1/25/34[3,4]	506,844	100,953
Series 351, Cl. 10, 0.00%, 4/25/34[3,4]	423,842	77,853
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	720,868	133,261
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	519,876	98,556
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	255,191	49,363
Series 362, Cl. 13, 0.00%, 8/25/35[3,4]	665,145	138,234
Series 364, Cl. 16, 0.00%, 9/25/35[3,4]	898,360	153,147
Series 365, Cl. 16, 0.00%, 3/25/36[3,4]	626,388	122,445
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1993-104, Cl. ZB, 6.50%, 7/25/23	123,624	134,285
Series 1993-87, Cl. Z, 6.50%, 6/25/23	113,614	125,464
Series 1996-35, Cl. Z, 7.00%, 7/25/26	38,437	43,244
Series 1998-58, Cl. PC, 6.50%, 10/25/28	226,635	255,317
Series 1998-61, Cl. PL, 6.00%, 11/25/28	290,878	332,318
Series 1999-54, Cl. LH, 6.50%, 11/25/29	414,978	481,608
Series 1999-60, Cl. PG, 7.50%, 12/25/29	2,022,641	2,324,678
Series 2001-51, Cl. OD, 6.50%, 10/25/31	436,161	486,851
Series 2002-10, Cl. FB, 0.933%, 3/25/17[2]	5,908	5,917
Series 2002-16, Cl. PG, 6.00%, 4/25/17	25,464	25,685
Series 2002-2, Cl. UC, 6.00%, 2/25/17	21,140	21,532
Series 2002-56, Cl. FN, 1.433%, 7/25/32[2]	253,100	257,651

6        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2003-100, Cl. PA, 5.00%, 10/25/18	$1,782,817	$1,843,747
Series 2003-130, Cl. CS, 13.234%, 12/25/33[2]	1,147,418	1,313,216
Series 2003-21, Cl. FK, 0.833%, 3/25/33[2]	73,425	73,727
Series 2003-84, Cl. GE, 4.50%, 9/25/18	41,267	42,678
Series 2004-101, Cl. BG, 5.00%, 1/25/20	97,114	98,144
Series 2004-25, Cl. PC, 5.50%, 1/25/34	90,255	94,152
Series 2005-104, Cl. MC, 5.50%, 12/25/25	1,830,302	2,005,048
Series 2005-109, Cl. AH, 5.50%, 12/25/25	5,232,284	5,691,786
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,480,000	2,958,728
Series 2005-71, Cl. DB, 4.50%, 8/25/25	424,357	452,059
Series 2005-73, Cl. DF, 0.683%, 8/25/35[2]	825,193	828,736
Series 2006-50, Cl. SK, 22.612%, 6/25/36[2]	487,300	761,675
Series 2008-75, Cl. DB, 4.50%, 9/25/23	358,139	368,256
Series 2009-113, Cl. DB, 3.00%, 12/25/20	1,170,087	1,190,937
Series 2009-36, Cl. FA, 1.373%, 6/25/37[2]	582,017	596,958
Series 2009-37, Cl. HA, 4.00%, 4/25/19	561,408	574,113
Series 2009-70, Cl. TL, 4.00%, 8/25/19	458,991	468,101
Series 2010-43, Cl. KG, 3.00%, 1/25/21	236,748	241,882
Series 2011-15, Cl. DA, 4.00%, 3/25/41	289,374	305,160
Series 2011-3, Cl. EL, 3.00%, 5/25/20	1,923,890	1,957,745
Series 2011-3, Cl. KA, 5.00%, 4/25/40	1,543,530	1,693,446
Series 2011-38, Cl. AH, 2.75%, 5/25/20	26,283	26,673
Series 2011-82, Cl. AD, 4.00%, 8/25/26	457,862	470,458
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest- Only Stripped Mtg.-Backed Security:
Series 2001-15, Cl. SA, 2.851%, 3/17/31[3]	135,344	15,789
Series 2001-61, Cl. SE, 27.771%, 11/18/31[3]	217,134	43,853
Series 2001-65, Cl. S, 28.439%, 11/25/31[3]	445,762	95,765
Series 2001-81, Cl. S, 24.453%, 1/25/32[3]	66,377	15,626
Series 2002-12, Cl. SB, 38.621%, 7/25/31[3]	106,033	27,520
Series 2002-2, Cl. SW, 40.963%, 2/25/32[3]	121,330	26,559
Series 2002-38, Cl. SO, 42.665%, 4/25/32[3]	66,661	13,413
Series 2002-41, Cl. S, 53.42%, 7/25/32[3]	703,113	155,861
Series 2002-47, Cl. NS, 30.267%, 4/25/32[3]	195,020	44,917
Series 2002-5, Cl. SD, 43.159%, 2/25/32[3]	126,023	29,550
Series 2002-51, Cl. S, 30.444%, 8/25/32[3]	179,066	38,235
Series 2002-52, Cl. SD, 33.766%, 9/25/32[3]	265,660	63,508
Series 2002-60, Cl. SM, 26.32%, 8/25/32[3]	628,799	119,572
Series 2002-60, Cl. SY, 99.999%, 4/25/32[3]	574,362	20,625
Series 2002-64, Cl. SD, 7.803%, 4/25/27[3]	265,724	65,341
Series 2002-7, Cl. SK, 27.259%, 1/25/32[3]	369,690	71,991
Series 2002-75, Cl. SA, 30.491%, 11/25/32[3]	351,161	86,871
Series 2002-77, Cl. BS, 26.626%, 12/18/32[3]	702,057	154,966
Series 2002-77, Cl. IS, 38.941%, 12/18/32[3]	113,571	26,086
Series 2002-77, Cl. SH, 33.994%, 12/18/32[3]	98,210	21,460
Series 2002-84, Cl. SA, 35.875%, 12/25/32[3]	95,491	20,841
Series 2002-89, Cl. S, 48.248%, 1/25/33[3]	980,083	271,923

7        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest- Only Stripped Mtg.-Backed Security: (Continued)
Series 2002-9, Cl. MS, 26.127%, 3/25/32[3]	$5,528	$1,287
Series 2002-90, Cl. SN, 31.097%, 8/25/32[3]	572,124	108,794
Series 2002-90, Cl. SY, 36.38%, 9/25/32[3]	303,558	55,836
Series 2003-14, Cl. OI, 9.685%, 3/25/33[3]	1,594,234	335,588
Series 2003-26, Cl. IK, 7.314%, 4/25/33[3]	562,303	72,503
Series 2003-33, Cl. SP, 26.505%, 5/25/33[3]	582,671	129,806
Series 2003-4, Cl. S, 30.575%, 2/25/33[3]	174,509	43,634
Series 2003-52, Cl. NS, 30.387%, 6/25/23[3]	2,445,671	296,912
Series 2004-54, Cl. DS, 37.154%, 11/25/30[3]	56,694	10,719
Series 2004-56, Cl. SE, 11.94%, 10/25/33[3]	766,259	165,555
Series 2005-12, Cl. SC, 7.73%, 3/25/35[3]	346,357	68,947
Series 2005-40, Cl. SA, 46.097%, 5/25/35[3]	505,663	94,466
Series 2005-52, Cl. JH, 1.403%, 5/25/35[3]	1,069,857	202,582
Series 2005-6, Cl. SE, 56.076%, 2/25/35[3]	886,911	178,643
Series 2005-93, Cl. SI, 14.081%, 10/25/35[3]	675,663	121,054
Series 2006-53, Cl. US, 17.636%, 6/25/36[3]	51,452	8,572
Series 2008-55, Cl. SA, 9.146%, 7/25/38[3]	559,416	72,060
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	499,089	20,411
Series 2011-96, Cl. SA, 4.432%, 10/25/41[3]	1,200,626	218,536
Series 2012-134, Cl. SA, 8.796%, 12/25/42[3]	3,594,962	899,032
Series 2012-40, Cl. PI, 0.00%, 4/25/41[3,4]	2,812,624	361,251
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Principal-Only Stripped Mtg.-Backed Security, Series 1993-184, Cl. M, 5.233%, 9/25/23[5]	110,352	103,461
		369,052,822

GNMA/Guaranteed—11.2%
Government National Mortgage Assn. I Pool:
8.50%, 8/15/17-12/15/17	8,055	8,224
10.50%, 12/15/17	1,999	2,031
Government National Mortgage Assn. II Pool:
1.875%, 7/20/25-7/20/27[2]	7,328	7,592
3.50%, 4/1/46[6]	149,695,000	158,267,378
4.00%, 4/1/46[6]	10,250,000	10,960,695
11.00%, 10/20/19	1,986	1,997
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-15, Cl. SM, 50.808%, 2/16/32[3]	349,734	65,344
Series 2002-41, Cl. GS, 2.64%, 6/16/32[3]	164,615	22,108
Series 2002-76, Cl. SY, 53.082%, 12/16/26[3]	151,760	29,724
Series 2007-17, Cl. AI, 15.371%, 4/16/37[3]	1,946,744	418,467
Series 2011-52, Cl. HS, 4.573%, 4/16/41[3]	5,943,207	1,158,023
		170,941,583

Non-Agency—10.2%
Commercial—6.8%
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security, Series 1997-D4, Cl. PS1, 0.00%, 4/14/29[3,4]	1,346,816	24,092

8        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value
Commercial (Continued)
Banc of America Funding Trust:
Series 2006-G, Cl. 2A4, 0.722%, 7/20/36[2]	$4,804,104	$4,462,271
Series 2014-R7, Cl. 3A1, 2.837%, 3/26/36[1,2]	4,211,986	4,224,323
BCAP LLC Trust, Series 2011-R11, Cl. 18A5, 2.43%, 9/26/35[1,2]	1,062,784	1,064,309
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/24[1,3,4]	146,586	4,620
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 2.656%, 1/25/36[2]	1,860,211	1,731,762
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Cl. D, 4.457%, 4/10/46[1,2]	1,955,000	1,793,743
Citigroup Global Markets Mortgage Securities VII, Inc., Interest-Only Stripped Mtg.-Backed Security, Series 1999-C1, Cl. X, 0.00%, 5/18/32[3,4]	2,048,083	21
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Cl. 1A1, 2.87%, 10/25/35[2]	5,116,188	5,053,424
COMM Mortgage Trust:
Series 2012-CR4, Cl. D, 4.573%, 10/15/45[1,2]	370,000	356,166
Series 2012-CR5, Cl. E, 4.338%, 12/10/45[1,2]	2,455,000	2,281,441
Series 2013-CR7, Cl. D, 4.351%, 3/10/46[1,2]	3,015,000	2,777,509
Series 2014-CR21, Cl. AM, 3.987%, 12/10/47	6,060,000	6,503,125
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 0.00%, 12/10/45[3,4]	16,306,308	1,230,676
CSMC:
Series 2006-6, Cl. 1A4, 6.00%, 7/25/36	1,323,210	990,822
Series 2009-13R, Cl. 4A1, 2.739%, 9/26/36[1,2]	135,438	135,675
DBUBS Mortgage Trust, Series 2011-LC1A, Cl. E, 5.699%, 11/10/46[1,2]	490,000	510,687
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Cl. AM, 3.539%, 3/10/26[6]	1,805,000	1,859,132
First Horizon Alternative Mortgage Securities Trust:
Series 2004-FA2, Cl. 3A1, 6.00%, 1/25/35	688,274	642,537
Series 2005-FA8, Cl. 1A6, 1.083%, 11/25/35[2]	1,196,594	810,426
FREMF Mortgage Trust:
Series 2012-K501, Cl. C, 3.361%, 11/25/46[1,2]	385,000	386,046
Series 2013-K25, Cl. C, 3.618%, 11/25/45[1,2]	605,000	566,019
Series 2013-K26, Cl. C, 3.599%, 12/25/45[1,2]	1,165,000	1,081,191
Series 2013-K27, Cl. C, 3.496%, 1/25/46[1,2]	650,000	594,576
Series 2013-K28, Cl. C, 3.495%, 6/25/46[1,2]	2,580,000	2,347,257
Series 2013-K502, Cl. C, 3.104%, 3/25/45[1,2]	1,620,000	1,638,240
Series 2013-K712, Cl. C, 3.369%, 5/25/45[1,2]	335,000	338,402
Series 2013-K713, Cl. C, 3.165%, 4/25/46[1,2]	1,075,000	1,061,627
Series 2014-K715, Cl. C, 4.127%, 2/25/46[1,2]	230,000	224,971
Series 2015-K44, Cl. B, 3.685%, 1/25/48[1,2]	2,875,000	2,534,736
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[1,2]	3,530,130	3,308,364
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 2.869%, 7/25/35[2]	662,289	651,110
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Cl. E, 4.42%, 12/15/47[1,2]	3,640,000	3,371,013
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Cl. E, 5.192%, 5/15/45[1,2]	2,895,000	2,849,740
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 2.824%, 7/25/35[2]	1,715,550	1,711,264
JP Morgan Resecuritization Trust:
Series 2009-11, Cl. 5A1, 2.739%, 9/26/36[1,2]	515,008	514,785

9        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
JP Morgan Resecuritization Trust: (Continued)
Series 2009-5, Cl. 1A2, 2.807%, 7/26/36[1,2]	$2,727,173	$2,429,481
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Cl. AS, 4.065%, 11/15/47	4,425,000	4,750,108
Series 2014-C26, Cl. AS, 3.80%, 1/15/48	2,070,000	2,160,351
LB Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed
Security, Series 1998-C1, Cl. IO, 0.00%, 2/18/30[3,4]	234,032	1,924
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[1,2]	34,529	28,711
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C6, Cl. E, 4.657%, 11/15/45[1,2]	3,142,000	3,035,327
Series 2013-C7, Cl. D, 4.296%, 2/15/46[1,2]	1,270,000	1,140,217
Series 2013-C8, Cl. D, 4.164%, 12/15/48[1,2]	830,000	769,303
Series 2014-C19, Cl. AS, 3.832%, 12/15/47	5,035,000	5,321,487
Morgan Stanley Capital I Trust, Series 2007-IQ13, Cl. AM, 5.406%, 3/15/44	3,710,000	3,827,295
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1B, 2.193%, 11/26/36[1,2]	2,205,652	1,397,875
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.546%, 6/26/46[1,2]	1,939,115	1,933,538
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 2.424%, 7/26/45[1,2]	485,025	482,545
Structured Agency Credit Risk Debt Nts.:
Series 2014-DN1, Cl. M2, 2.633%, 2/25/24[2]	2,510,000	2,507,773
Series 2015-DNA2, Cl. M2, 3.033%, 12/25/27[2]	1,630,000	1,631,762
Series 2015-DNA3, Cl. M2, 3.283%, 4/25/28[2]	3,800,000	3,828,787
Series 2015-HQA1, Cl. M1, 1.683%, 3/25/28[2]	3,213,162	3,216,775
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Cl. E, 4.889%, 5/10/63[1,2]	460,000	438,479
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Cl. D, 4.454%, 12/15/45[1,2]	1,320,000	1,226,554
Series 2012-C7, Cl. E, 4.837%, 6/15/45[1,2]	840,000	806,626
Series 2013-C11, Cl. D, 4.179%, 3/15/45[1,2]	481,000	432,276
Series 2014-C20, Cl. AS, 4.176%, 5/15/47	1,693,000	1,797,773
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 0.00%, 3/15/441,3,4	20,144,380	993,841

		103,794,910

Residential—3.4%
Alternative Loan Trust, Series 2005-29CB, Cl. A4, 5%, 7/25/35	1,102,041	987,245
Banc of America Funding Trust:
Series 2007-1, Cl. 1A3, 6.00%, 1/25/37	783,849	696,986
Series 2007-C, Cl. 1A4, 2.99%, 5/20/36[2]	401,781	360,970
Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6%, 3/25/37	971,437	883,307
Bear Stearns ARM Trust:
Series 2005-2, Cl. A1, 3.09%, 3/25/35[2]	3,067,115	3,062,141
Series 2005-9, Cl. A1, 2.66%, 10/25/35[2]	1,176,491	1,136,020
Series 2006-1, Cl. A1, 2.58%, 2/25/36[2]	3,548,516	3,467,065
Carrington Mortgage Loan Trust, Series 2006-FRE1, Cl. A2, 0.543%, 7/25/36[2]	345,844	342,220
Chase Funding Trust, Series 2003-2, Cl. 2A2, 0.996%, 2/25/33[2]	362,314	303,661

10        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Residential (Continued)

CHL Mortgage Pass-Through Trust:
Series 2005-26, Cl. 1A8, 5.50%, 11/25/35	$744,450	$705,060
Series 2006-6, Cl. A3, 6.00%, 4/25/36	568,773	543,746

Countrywide Alternative Loan Trust, Series 2005-21CB, Cl. A7, 5.50%, 6/25/35	2,024,557	1,866,091

HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 0.743%, 7/25/35[2]	748,208	706,185

Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 2.727%, 12/25/34[2]	439,480	431,384

NC Finance Trust, Series 1999-I, Cl. D, 8.75%, 1/25/29[1,7]	1,750,658	437,664

RALI Trust:
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	178,624	141,966
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	918,014	735,861

Residential Asset Securitization Trust, Series 2005-A6CB, Cl. A7, 6%, 6/25/35	441,696	414,507

WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10, Cl. A7, 2.537%, 10/25/33[2]	1,222,264	1,241,036
Series 2005-AR14, Cl. 1A4, 2.523%, 12/25/35[2]	1,559,429	1,503,786
Series 2005-AR16, Cl. 1A1, 2.571%, 12/25/35[2]	1,366,323	1,284,667

Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR10, Cl. 1A1, 2.785%, 6/25/35[2]	3,390,029	3,441,128
Series 2005-AR13, Cl. 1A5, 2.739%, 5/25/35[2]	2,593,742	2,595,852
Series 2005-AR15, Cl. 1A2, 2.736%, 9/25/35[2]	2,547,632	2,474,872
Series 2005-AR15, Cl. 1A6, 2.736%, 9/25/35[2]	215,810	204,155
Series 2005-AR4, Cl. 2A2, 2.969%, 4/25/35[2]	5,949,825	5,949,142
Series 2006-AR10, Cl. 5A5, 2.807%, 7/25/36[2]	3,882,564	3,737,056
Series 2006-AR14, Cl. 1A2, 5.868%, 10/25/36[2]	791,919	762,484
Series 2006-AR2, Cl. 2A3, 2.837%, 3/25/36[2]	2,050,733	2,012,285
Series 2006-AR7, Cl. 2A4, 2.771%, 5/25/36[2]	122,689	116,394
Series 2006-AR8, Cl. 2A1, 2.765%, 4/25/36[2]	5,282,023	5,146,012
Series 2006-AR8, Cl. 2A4, 2.765%, 4/25/36[2]	1,011,546	985,499
Series 2007-16, Cl. 1A1, 6.00%, 12/28/37	820,988	851,549
Series 2007-AR3, Cl. A4, 5.866%, 4/25/37[2]	447,391	419,626
Series 2007-AR8, Cl. A1, 2.813%, 11/25/37[2]	1,164,314	1,031,158

		50,978,780

Total Mortgage-Backed Obligations (Cost $688,415,699)		694,768,095

U.S. Government Obligations—0.9%

Federal Home Loan Mortgage Corp. Nts., 1.125%, 4/15/19	3,065,000	3,079,022

Federal National Mortgage Assn. Nts., 0.875%, 3/28/18	3,065,000	3,071,596

United States Treasury Nts.:
0.75%, 2/28/18	168,000	168,066
1.50%, 5/31/19[8,11]	7,480,000	7,616,016

Total U.S. Government Obligations (Cost $13,801,039)		13,934,700

Corporate Bonds and Notes—41.6%

Consumer Discretionary—6.8%

Auto Components—0.1%

BorgWarner, Inc., 4.375% Sr. Unsec. Nts., 3/15/45	1,079,000	1,034,837

11        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Auto Components (Continued)

Johnson Controls, Inc., 1.40% Sr. Unsec. Nts., 11/2/17	$587,000	$586,550

		1,621,387

Automobiles—1.8%

Daimler Finance North America LLC, 8.50% Sr. Unsec. Unsub. Nts., 1/18/31	1,759,000	2,701,655

Ford Motor Credit Co. LLC, 3.664% Sr. Unsec. Nts., 9/8/24	8,151,000	8,249,733

General Motors Co., 6.25% Sr. Unsec. Nts., 10/2/43	3,396,000	3,640,240

General Motors Financial Co., Inc., 3% Sr. Unsec. Nts., 9/25/17	3,292,000	3,323,821

Harley-Davidson, Inc., 4.625% Sr. Unsec. Nts., 7/28/45	875,000	909,978

Hyundai Capital America, 2.40% Sr. Unsec. Nts., 10/30/18[1]	3,345,000	3,369,087

Kia Motors Corp., 3.625% Sr. Unsec. Nts., 6/14/16[1]	2,199,000	2,207,264

Nissan Motor Acceptance Corp., 2% Sr. Unsec. Nts., 3/8/19[1]	2,724,000	2,747,241

		27,149,019

Diversified Consumer Services—0.2%

Service Corp. International, 5.375% Sr. Unsec. Nts., 5/15/24	3,463,000	3,679,437

Hotels, Restaurants & Leisure—0.5%

Marriott International, Inc.:
3.25% Sr. Unsec. Nts., 9/15/22	2,056,000	2,081,669
6.375% Sr. Unsec. Nts., 6/15/17	3,038,000	3,205,239

McDonald’s Corp.:
2.75% Sr. Unsec. Nts., 12/9/20	1,606,000	1,665,883
4.875% Sr. Unsec. Nts., 12/9/45	902,000	989,671

		7,942,462

Household Durables—0.9%

Jarden Corp., 5% Sr. Unsec. Nts., 11/15/23[1]	3,300,000	3,473,250

Lennar Corp., 4.75% Sr. Unsec. Nts., 5/30/25	1,439,000	1,421,012

Newell Rubbermaid, Inc.:
2.15% Sr. Unsec. Nts., 10/15/18	2,032,000	2,033,571
5.50% Sr. Unsec. Nts., 4/1/46	1,137,000	1,235,576

Toll Brothers Finance Corp., 4.375% Sr. Unsec. Nts., 4/15/23	3,721,000	3,655,883

Whirlpool Corp.:
1.35% Sr. Unsec. Nts., 3/1/17	707,000	706,974
1.65% Sr. Unsec. Nts., 11/1/17	765,000	767,026

		13,293,292

Leisure Equipment & Products—0.2%

Mattel, Inc., 1.70% Sr. Unsec. Nts., 3/15/18	3,308,000	3,277,993

Media—2.0%

21st Century Fox America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41	1,332,000	1,596,872

CCO Safari II LLC:
4.908% Sr. Sec. Nts., 7/23/25[1]	1,146,000	1,211,038
6.484% Sr. Sec. Nts., 10/23/45[1]	1,950,000	2,176,356

Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	1,765,000	2,498,705

Comcast Corp., 4.65% Sr. Unsec. Unsub. Nts., 7/15/42	1,266,000	1,411,975

Historic TW, Inc., 9.15% Debs., 2/1/23	921,000	1,231,091

12        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Media (Continued)

Interpublic Group of Cos., Inc. (The), 4.20% Sr. Unsec. Nts., 4/15/24	$1,240,000	$1,280,712

Omnicom Group, Inc., 3.65% Sr. Unsec. Nts., 11/1/24	2,014,000	2,079,838

Pearson Funding Two plc, 4% Sr. Unsec. Nts., 5/17/16[1]	581,000	582,629

Scripps Networks Interactive, Inc., 2.70% Sr. Unsec. Nts., 12/15/16	3,400,000	3,430,399

Sky plc, 3.75% Sr. Unsec. Nts., 9/16/24[1]	2,196,000	2,271,305

Thomson Reuters Corp., 1.65% Sr. Unsec. Nts., 9/29/17	3,310,000	3,315,557

Time Warner Cable, Inc., 4.50% Sr. Unsec. Unsub. Nts., 9/15/42	1,879,000	1,674,567

Viacom, Inc., 2.50% Sr. Unsec. Nts., 12/15/16	1,206,000	1,212,400

Virgin Media Secured Finance plc, 5.25% Sr. Sec. Nts., 1/15/26[1]	3,683,000	3,701,415

		29,674,859

Multiline Retail—0.3%

Dollar Tree, Inc., 5.75% Sr. Sec. Nts., 3/1/23[1]	3,335,000	3,549,691

Kohl’s Corp., 5.55% Sr. Unsec. Nts., 7/17/45	793,000	720,328

		4,270,019

Specialty Retail—0.6%

Best Buy Co., Inc., 5.50% Sr. Unsec. Nts., 3/15/21	3,241,000	3,427,358

Home Depot, Inc. (The), 4.875% Sr. Unsec. Nts., 2/15/44	1,476,000	1,756,195

Ross Stores, Inc., 3.375% Sr. Unsec. Nts., 9/15/24	2,923,000	2,961,779

Signet UK Finance plc, 4.70% Sr. Unsec. Nts., 6/15/24	1,682,000	1,670,179

		9,815,511

Textiles, Apparel & Luxury Goods—0.2%

PVH Corp., 4.50% Sr. Unsec. Unsub. Nts., 12/15/22	2,594,000	2,671,820

Consumer Staples—4.2%

Beverages—1.4%

Anheuser-Busch InBev Finance, Inc.:
1.90% Sr. Unsec. Nts., 2/1/19	4,162,000	4,223,947
3.65% Sr. Unsec. Nts., 2/1/26	2,382,000	2,508,067
4.90% Sr. Unsec. Nts., 2/1/46	914,000	1,023,734

Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	2,213,000	3,354,038

Beam Suntory, Inc., 1.875% Sr. Unsec. Nts., 5/15/17	1,607,000	1,615,279

Constellation Brands, Inc., 4.75% Sr. Unsec. Nts., 11/15/24	3,125,000	3,273,438

Pernod Ricard SA:
2.95% Sr. Unsec. Nts., 1/15/17[1]	2,801,000	2,829,363
4.25% Sr. Unsec. Nts., 7/15/22[1]	2,283,000	2,458,337

		21,286,203

Food & Staples Retailing—0.7%

CVS Health Corp., 5.125% Sr. Unsec. Nts., 7/20/45	1,719,000	1,999,926

Delhaize Group:
5.70% Sr. Unsec. Nts., 10/1/40	1,533,000	1,658,799
6.50% Sr. Unsec. Nts., 6/15/17	938,000	990,578

Kroger Co. (The):
2.00% Sr. Unsec. Nts., 1/15/19	309,000	313,586

13        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Food & Staples Retailing (Continued)

Kroger Co. (The): (Continued)
6.40% Sr. Unsec. Nts., 8/15/17	$2,976,000	$3,181,847
6.90% Sr. Unsec. Nts., 4/15/38	755,000	998,268

Wal-Mart Stores, Inc., 4.30% Sr. Unsec. Nts., 4/22/44	2,152,000	2,413,197

		11,556,201

Food Products—1.4%

Bunge Ltd. Finance Corp.:
3.20% Sr. Unsec. Nts., 6/15/17	2,955,000	2,976,465
8.50% Sr. Unsec. Nts., 6/15/19	2,392,000	2,783,044

Ingredion, Inc., 1.80% Sr. Unsec. Nts., 9/25/17	3,361,000	3,346,601

JM Smucker Co. (The), 1.75% Sr. Unsec. Nts., 3/15/18	2,582,000	2,593,875

Kraft Heinz Foods Co., 5.20% Sr. Unsec. Nts., 7/15/45[1]	1,361,000	1,529,205

TreeHouse Foods, Inc., 4.875% Sr. Unsec. Nts., 3/15/22	3,603,000	3,702,083

Tyson Foods, Inc.:
4.875% Sr. Unsec. Nts., 8/15/34	1,362,000	1,469,516
6.60% Sr. Unsec. Nts., 4/1/16	2,529,000	2,529,000

		20,929,789

Tobacco—0.7%

Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	2,034,000	3,738,183

Imperial Brands Finance plc, 2.05% Sr. Unsec. Nts., 7/20/18[1]	3,331,000	3,342,255

Reynolds American, Inc., 5.85% Sr. Unsec. Nts., 8/15/45	2,809,000	3,427,354

		10,507,792

Energy—2.7%

Energy Equipment & Services—1.0%

Halliburton Co., 5% Sr. Unsec. Nts., 11/15/45	893,000	877,729

Helmerich & Payne International Drilling Co., 4.65% Sr. Unsec. Nts., 3/15/25	1,313,000	1,324,284

Nabors Industries, Inc., 2.35% Sr. Unsec. Nts., 9/15/16	3,068,000	3,056,443

Schlumberger Holdings Corp.:
1.90% Sr. Unsec. Nts., 12/21/17[1]	3,515,000	3,507,534
4.00% Sr. Unsec. Nts., 12/21/25[1]	2,365,000	2,445,668

Sinopec Group Overseas Development 2014 Ltd., 1.75% Sr. Unsec. Nts., 4/10/17[1]	3,325,000	3,334,443

		14,546,101

Oil, Gas & Consumable Fuels—1.7%

Anadarko Petroleum Corp.:
4.50% Sr. Unsec. Nts., 7/15/44	707,000	556,722
6.20% Sr. Unsec. Nts., 3/15/40	955,000	921,762

Apache Corp., 4.75% Sr. Unsec. Nts., 4/15/43	1,204,000	1,084,936

Boardwalk Pipelines LP, 4.95% Sr. Unsec. Nts., 12/15/24	1,797,000	1,646,852

CNOOC Nexen Finance 2014 ULC, 1.625% Sr. Unsec. Nts., 4/30/17	2,927,000	2,923,330

Columbia Pipeline Group, Inc., 4.50% Sr. Unsec. Nts., 6/1/25[1]	1,773,000	1,764,133

ConocoPhillips Co.:
4.95% Sr. Unsec. Nts., 3/15/26	461,000	482,395
5.95% Sr. Unsec. Nts., 3/15/46	973,000	1,046,066

Devon Energy Corp., 4.75% Sr. Unsec. Nts., 5/15/42	812,000	597,562

14        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Oil, Gas & Consumable Fuels (Continued)

Enterprise Products Operating LLC:
4.85% Sr. Unsec. Nts., 8/15/42	$987,000	$918,674
4.90% Sr. Unsec. Nts., 5/15/46	350,000	337,807

Exxon Mobil Corp., 4.114% Sr. Unsec. Nts., 3/1/46	1,328,000	1,412,195

Kinder Morgan, Inc., 5.55% Sr. Unsec. Nts., 6/1/45	3,189,000	2,844,445

Noble Energy, Inc., 5.05% Sr. Unsec. Nts., 11/15/44	1,022,000	873,699

Origin Energy Finance Ltd.:
3.50% Sr. Unsec. Nts., 10/9/18[1]	3,073,000	2,913,674
5.45% Sr. Unsec. Nts., 10/14/21[1]	587,000	563,315

Regency Energy Partners LP/Regency Energy Finance Corp., 5% Sr. Unsec. Nts., 10/1/22	2,315,000	2,179,709

Suncor Energy, Inc., 6.10% Sr. Unsec. Nts., 6/1/18	2,746,000	2,937,382

		26,004,658

Financials—11.8%

Capital Markets—2.3%

Apollo Management Holdings LP, 4% Sr. Unsec. Nts., 5/30/24[1]	2,614,000	2,661,653

Blackstone Holdings Finance Co. LLC:
4.45% Sr. Unsec. Nts., 7/15/45[1]	263,000	249,005
5.00% Sr. Unsec. Nts., 6/15/44[1]	2,869,000	2,917,736

Credit Suisse AG, New York, 3.625% Sr. Unsec. Nts., 9/9/24	2,169,000	2,202,489

Goldman Sachs Group, Inc. (The), 5.15% Sub. Nts., 5/22/45	2,684,000	2,737,712

KKR Group Finance Co. III LLC, 5.125% Sr. Unsec. Nts., 6/1/44[1]	2,710,000	2,661,478

Lazard Group LLC, 3.75% Sr. Unsec. Nts., 2/13/25	804,000	743,786

Morgan Stanley:
3.875% Sr. Unsec. Nts., 1/27/26	3,458,000	3,615,965
5.00% Sub. Nts., 11/24/25	3,296,000	3,575,425

Nomura Holdings, Inc., 2% Sr. Unsec. Nts., 9/13/16	3,334,000	3,344,345

Raymond James Financial, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/24	2,772,000	3,077,036

UBS Group Funding Jersey Ltd., 4.125% Sr. Unsec. Nts., 4/15/26[1,6]	2,277,000	2,270,124

UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Bonds, Series 1[2,9]	4,518,000	4,529,295

		34,586,049

Commercial Banks—4.6%

ABN AMRO Bank NV, 4.75% Sub. Nts., 7/28/25[1]	2,207,000	2,231,361

Bank of America Corp., 7.75% Jr. Sub. Nts., 5/14/38	2,412,000	3,305,796

BNP Paribas SA, 4.375% Sub. Nts., 9/28/25[1]	2,241,000	2,237,065

BPCE SA, 2.65% Sr. Unsec. Nts., 2/3/21	3,375,000	3,409,428

Citigroup, Inc.:
4.65% Sr. Unsec. Nts., 7/30/45	2,715,000	2,855,659
6.675% Sub. Nts., 9/13/43	1,507,000	1,833,315

Cooperatieve Rabobank UA, 4.375% Sub. Nts., 8/4/25	2,607,000	2,700,688

Credit Agricole SA, 8.375% Jr. Sub. Perpetual Bonds[1,2,9]	2,814,000	3,117,068

Danske Bank AS, 2.80% Sr. Unsec. Nts., 3/10/21[1]	2,225,000	2,261,503

Fifth Third Bank (Cincinnati OH), 3.85% Sub. Nts., 3/15/26	2,246,000	2,307,983

FirstMerit Bank NA, 4.27% Sub. Nts., 11/25/26	2,998,000	2,988,526

15        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial Banks (Continued)

Huntington Bancshares, Inc., 3.15% Sr. Unsec. Nts., 3/14/21	$2,425,000	$2,463,722

ING Bank NV, 2.75% Sr. Unsec. Nts., 3/22/21[1]	2,986,000	3,034,098

Intesa Sanpaolo SpA, 5.71% Sub. Nts., 1/15/26[1]	3,685,000	3,591,943

JPMorgan Chase & Co., 6.75% Jr. Sub. Perpetual Bonds, Series S2,9	2,795,000	3,072,404

Lloyds Banking Group plc:
6.413% Jr. Sub. Perpetual Bonds[1,2,9]	214,000	231,655
6.657% Jr. Sub. Perpetual Bonds[1,2,9]	2,718,000	2,976,210

Regions Bank, Birmingham AL:
2.25% Sr. Unsec. Nts., 9/14/18	2,706,000	2,703,345
6.45% Sub. Nts., 6/26/37	2,275,000	2,733,231

Regions Financial Corp., 7.375% Sub. Nts., 12/10/37	230,000	296,971

Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds[2,9]	3,400,000	3,323,500

Skandinaviska Enskilda Banken AB, 2.625% Sr. Unsec. Nts., 3/15/21	2,226,000	2,255,285

Societe Generale SA, 5.922% Jr. Sub. Perpetual Bonds[1,2,9]	3,140,000	3,124,300

SunTrust Banks, Inc.:
2.90% Sr. Unsec. Nts., 3/3/21	3,364,000	3,419,025
3.50% Sr. Unsec. Nts., 1/20/17	1,953,000	1,983,971

Swedbank AB, 2.65% Sr. Unsec. Nts., 3/10/21[1]	2,356,000	2,384,821

Wells Fargo & Co., 5.90% Jr. Sub. Perpetual Bonds, Series S2,9	2,900,000	2,942,595

		69,785,468

Consumer Finance—0.8%

Capital One Financial Corp., 3.20% Sr. Unsec. Nts., 2/5/25	2,923,000	2,900,481

Discover Financial Services:
3.75% Sr. Unsec. Nts., 3/4/25	2,821,000	2,752,100
3.95% Sr. Unsec. Nts., 11/6/24	2,281,000	2,259,260

Synchrony Financial:
4.25% Sr. Unsec. Nts., 8/15/24	1,045,000	1,062,651
4.50% Sr. Unsec. Nts., 7/23/25	2,419,000	2,493,810

		11,468,302

Diversified Financial Services—1.0%

Berkshire Hathaway Energy Co., 2% Sr. Unsec. Nts., 11/15/18	1,134,000	1,147,274

Berkshire Hathaway, Inc., 3.125% Sr. Unsec. Nts., 3/15/26	1,686,000	1,735,135

McGraw Hill Financial, Inc., 2.50% Sr. Unsec. Nts., 8/15/18	2,449,000	2,483,391

Nationwide Building Society, 3.90% Sr. Unsec. Nts., 7/21/25[1]	3,381,000	3,574,167

Peachtree Corners Funding Trust, 3.976% Sr. Unsec. Nts., 2/15/25[1]	1,829,000	1,835,189

Suntory Holdings Ltd., 1.65% Sr. Unsec. Nts., 9/29/17[1]	1,717,000	1,720,207

Voya Financial, Inc., 5.65% Jr. Sub. Nts., 5/15/53[2]	3,667,000	3,428,645

		15,924,008

Insurance—1.6%

AXIS Specialty Finance plc, 5.15% Sr. Unsec. Nts., 4/1/45	2,527,000	2,616,380

Chubb INA Holdings, Inc.:
3.35% Sr. Unsec. Nts., 5/3/26	1,703,000	1,779,831
4.35% Sr. Unsec. Nts., 11/3/45	1,363,000	1,489,661

Five Corners Funding Trust, 4.419% Unsec. Nts., 11/15/23[1]	2,821,000	2,962,894

16        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Insurance (Continued)

Liberty Mutual Group, Inc., 4.85% Sr. Unsec. Nts., 8/1/44[1]	$1,869,000	$1,794,995

Manulife Financial Corp., 4.15% Sr. Unsec. Nts., 3/4/26	2,226,000	2,277,053

MetLife, Inc., 5.25% Jr. Sub. Perpetual Bonds[2,9]	2,353,000	2,254,468

Prudential Financial, Inc., 5.375% Jr. Sub. Nts., 5/15/45[2]	620,000	614,575

TIAA Asset Management Finance Co. LLC, 4.125% Sr. Unsec. Nts., 11/1/24[1]	3,549,000	3,675,831

Unum Group, 7.125% Sr. Unsec. Nts., 9/30/16	3,125,000	3,211,006

XLIT Ltd., 6.50% Jr. Sub. Perpetual Bonds[2,9]	1,920,000	1,334,400

		24,011,094

Real Estate Investment Trusts (REITs)—1.3%

American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	1,324,000	1,439,925
5.90% Sr. Unsec. Nts., 11/1/21	1,523,000	1,742,624

Boston Properties LP, 3.70% Sr. Unsec. Nts., 11/15/18	3,138,000	3,284,278

Corrections Corp. of America, 4.625% Sr. Unsec. Nts., 5/1/23	3,230,000	3,278,450

HCP, Inc., 5.625% Sr. Unsec. Nts., 5/1/17	1,750,000	1,815,510

Host Hotels & Resorts LP, Series D, 3.75% Sr. Unsec. Nts., 10/15/23	1,955,000	1,911,175

Liberty Property LP, 5.50% Sr. Unsec. Nts., 12/15/16	1,856,000	1,906,771

Regency Centers LP, 5.875% Sr. Unsec. Nts., 6/15/17	277,000	290,488

Ventas Realty LP, 1.25% Sr. Unsec. Nts., 4/17/17	1,056,000	1,051,930

WEA Finance LLC/Westfield UK & Europe Finance plc, 1.75% Sr. Unsec. Nts., 9/15/17[1]	2,869,000	2,859,352

Welltower, Inc., 2.25% Sr. Unsec. Nts., 3/15/18	681,000	685,151

		20,265,654

Real Estate Management & Development—0.2%

Brookfield Asset Management, Inc., 4% Sr. Unsec. Nts., 1/15/25	3,678,000	3,748,338

Health Care—3.2%

Biotechnology—0.5%

AbbVie, Inc.:
3.60% Sr. Unsec. Nts., 5/14/25	1,998,000	2,102,222
4.70% Sr. Unsec. Nts., 5/14/45	663,000	708,060

Biogen, Inc., 5.20% Sr. Unsec. Nts., 9/15/45	980,000	1,091,570

Celgene Corp.:
3.875% Sr. Unsec. Nts., 8/15/25	1,705,000	1,796,074
5.00% Sr. Unsec. Nts., 8/15/45	463,000	502,776

Gilead Sciences, Inc., 4.75% Sr. Unsec. Nts., 3/1/46	1,497,000	1,647,462

		7,848,164

Health Care Equipment & Supplies—0.8%

Becton Dickinson & Co.:
1.45% Sr. Unsec. Nts., 5/15/17	2,824,000	2,829,493
3.875% Sr. Unsec. Nts., 5/15/24	1,225,000	1,309,594

Boston Scientific Corp., 3.85% Sr. Unsec. Nts., 5/15/25	2,880,000	2,993,555

DENTSPLY SIRONA, Inc., 2.75% Sr. Unsec. Nts., 8/15/16	2,950,000	2,966,555

Stryker Corp., 3.50% Sr. Unsec. Nts., 3/15/26	1,347,000	1,399,722

17        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Health Care Equipment & Supplies (Continued)

Zimmer Biomet Holdings, Inc., 3.55% Sr. Unsec. Nts., 4/1/25	$1,159,000	$1,173,735

		12,672,654

Health Care Providers & Services—1.1%

Cardinal Health, Inc., 3.50% Sr. Unsec. Nts., 11/15/24	1,677,000	1,746,988

Express Scripts Holding Co., 4.50% Sr. Unsec. Nts., 2/25/26	2,774,000	2,886,491

Fresenius Medical Care US Finance II, Inc., 5.875% Sr. Unsec. Nts., 1/31/22[1]	2,997,000	3,307,190

Laboratory Corp. of America Holdings, 3.60% Sr. Unsec. Nts., 2/1/25	4,850,000	4,920,825

McKesson Corp., 4.883% Sr. Unsec. Nts., 3/15/44	1,533,000	1,635,985

Medco Health Solutions, Inc., 7.125% Sr. Unsec. Nts., 3/15/18	1,437,000	1,580,862

		16,078,341

Life Sciences Tools & Services—0.3%

Thermo Fisher Scientific, Inc.:
2.15% Sr. Unsec. Nts., 12/14/18	1,333,000	1,341,455
4.15% Sr. Unsec. Nts., 2/1/24	1,299,000	1,372,090
5.30% Sr. Unsec. Nts., 2/1/44	1,268,000	1,416,256

		4,129,801

Pharmaceuticals—0.5%

Actavis Funding SCS:
1.30% Sr. Unsec. Nts., 6/15/17	1,870,000	1,865,341
1.85% Sr. Unsec. Nts., 3/1/17	1,451,000	1,458,303
3.80% Sr. Unsec. Nts., 3/15/25	2,651,000	2,763,893
4.75% Sr. Unsec. Nts., 3/15/45	1,067,000	1,134,794

Perrigo Finance Unlimited Co., 4.375% Sr. Unsec. Nts., 3/15/26	1,011,000	1,043,262

		8,265,593

Industrials—3.3%

Aerospace & Defense—0.8%

BAE Systems Holdings, Inc., 3.85% Sr. Unsec. Nts., 12/15/25[1]	2,818,000	2,906,702

L-3 Communications Corp.:
1.50% Sr. Unsec. Nts., 5/28/17	905,000	902,216
3.95% Sr. Unsec. Nts., 11/15/16	1,203,000	1,218,904

Lockheed Martin Corp., 3.55% Sr. Unsec. Nts., 1/15/26	1,793,000	1,901,789

Northrop Grumman Corp., 4.75% Sr. Unsec. Nts., 6/1/43	1,990,000	2,247,265

Textron, Inc.:
3.875% Sr. Unsec. Nts., 3/1/25	902,000	911,186
4.30% Sr. Unsec. Nts., 3/1/24	1,672,000	1,734,170

		11,822,232

Building Products—0.2%

Owens Corning, 4.20% Sr. Unsec. Nts., 12/15/22	2,459,000	2,496,185

Commercial Services & Supplies—0.3%

Pitney Bowes, Inc., 4.625% Sr. Unsec. Nts., 3/15/24	3,294,000	3,366,013

Waste Management, Inc., 4.10% Sr. Unsec. Nts., 3/1/45	906,000	913,569

		4,279,582

18        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Electrical Equipment—0.2%

Sensata Technologies BV, 4.875% Sr. Unsec. Nts., 10/15/23[1]	$2,370,000	$2,390,738

Industrial Conglomerates—0.1%

Roper Technologies, Inc., 3.85% Sr. Unsec. Nts., 12/15/25	1,645,000	1,703,616

Machinery—0.7%

Crane Co., 4.45% Sr. Unsec. Nts., 12/15/23	1,452,000	1,522,034

Ingersoll-Rand Global Holding Co. Ltd., 4.25% Sr. Unsec. Nts., 6/15/23	2,620,000	2,830,140

Stanley Black & Decker, Inc., 2.451% Sub. Nts., 11/17/18	3,101,000	3,151,388

Xylem, Inc., 3.55% Sr. Unsec. Nts., 9/20/16	3,352,000	3,355,443

		10,859,005

Marine—0.0%

AP Moeller-Maersk AS, 3.875% Sr. Unsec. Nts., 9/28/25[1]	363,000	349,725

Professional Services—0.4%

Equifax, Inc., 6.30% Sr. Unsec. Nts., 7/1/17	3,375,000	3,566,521

Experian Finance plc, 2.375% Sr. Unsec. Nts., 6/15/17[1]	2,814,000	2,811,966

		6,378,487

Road & Rail—0.4%

Canadian Pacific Railway Co., 4.80% Sr. Unsec. Nts., 9/15/35	636,000	653,928

ERAC USA Finance LLC, 4.50% Sr. Unsec. Nts., 2/15/45[1]	954,000	943,787

Norfolk Southern Corp., 4.65% Sr. Unsec. Nts., 1/15/46	1,042,000	1,114,753

Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.75% Sr. Unsec. Nts., 5/11/17[1]	1,858,000	1,894,094
4.25% Sr. Unsec. Nts., 1/17/23[1]	1,269,000	1,288,125

		5,894,687

Trading Companies & Distributors—0.2%

Air Lease Corp., 3.875% Sr. Unsec. Nts., 4/1/21	3,197,000	3,264,936

Information Technology—1.8%

Electronic Equipment, Instruments, & Components—0.2%

Flextronics International Ltd., 4.75% Sr. Unsec. Nts., 6/15/25	3,191,000	3,143,135

IT Services—0.6%

Fidelity National Information Services, Inc.:
1.45% Sr. Unsec. Nts., 6/5/17	2,582,000	2,563,208
2.85% Sr. Unsec. Nts., 10/15/18	788,000	801,461

Total System Services, Inc., 2.375% Sr. Unsec. Nts., 6/1/18	2,957,000	2,955,102

Visa, Inc., 4.30% Sr. Unsec. Nts., 12/14/45	1,325,000	1,453,745

Xerox Corp.:
2.95% Sr. Unsec. Nts., 3/15/17	1,134,000	1,141,133
6.75% Sr. Unsec. Nts., 2/1/17	564,000	584,782

		9,499,431

Semiconductors & Semiconductor Equipment—0.1%

Intel Corp., 4.90% Sr. Unsec. Nts., 7/29/45	878,000	986,845

Software—0.5%

Autodesk, Inc.:
1.95% Sr. Unsec. Nts., 12/15/17	2,624,000	2,612,397
4.375% Sr. Unsec. Nts., 6/15/25	985,000	1,008,849

19        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Software (Continued)

Open Text Corp., 5.625% Sr. Unsec. Nts., 1/15/23[1]	$2,188,000	$2,242,700

Oracle Corp., 3.40% Sr. Unsec. Nts., 7/8/24	1,965,000	2,093,365

		7,957,311

Technology Hardware, Storage & Peripherals—0.4%

Apple, Inc., 4.375% Sr. Unsec. Nts., 5/13/45	1,799,000	1,888,964

Hewlett Packard Enterprise Co.:
2.45% Sr. Unsec. Nts., 10/5/17[1]	2,278,000	2,293,921
6.35% Sr. Unsec. Nts., 10/15/45[1]	1,560,000	1,538,550

		5,721,435

Materials—2.0%

Chemicals—0.9%

Agrium, Inc.:
3.375% Sr. Unsec. Nts., 3/15/25	1,320,000	1,273,408
4.125% Sr. Unsec. Nts., 3/15/35	660,000	575,451

Eastman Chemical Co., 4.65% Sr. Unsec. Nts., 10/15/44	781,000	749,963

Ecolab, Inc., 2% Sr. Unsec. Nts., 1/14/19	3,432,000	3,465,476

Methanex Corp., 4.25% Sr. Unsec. Nts., 12/1/24	1,919,000	1,605,869

RPM International, Inc., 3.45% Sr. Unsec. Unsub. Nts., 11/15/22	3,050,000	2,982,125

Valspar Corp. (The):
3.30% Sr. Unsec. Nts., 2/1/25	915,000	904,170
3.95% Sr. Unsec. Nts., 1/15/26	1,587,000	1,642,218

		13,198,680

Construction Materials—0.5%

CRH America, Inc.:
5.125% Sr. Unsec. Nts., 5/18/45[1]	2,836,000	2,910,221
6.00% Sr. Unsec. Nts., 9/30/16	1,579,000	1,608,436

James Hardie International Finance Ltd., 5.875% Sr. Unsec. Nts., 2/15/23[1]	3,173,000	3,220,595

		7,739,252

Containers & Packaging—0.3%

International Paper Co., 4.80% Sr. Unsec. Nts., 6/15/44	1,246,000	1,204,846

Packaging Corp. of America:
3.65% Sr. Unsec. Nts., 9/15/24	745,000	740,554
4.50% Sr. Unsec. Nts., 11/1/23	2,749,000	2,888,080

		4,833,480

Metals & Mining—0.3%

Carpenter Technology Corp., 4.45% Sr. Unsec. Unsub. Nts., 3/1/23	951,000	890,237

Glencore Finance Canada Ltd., 3.60% Sr. Unsec. Nts., 1/15/17[1]	2,789,000	2,791,953

Goldcorp, Inc., 5.45% Sr. Unsec. Nts., 6/9/44	880,000	805,082

		4,487,272

Telecommunication Services—2.3%

Diversified Telecommunication Services—2.1%

AT&T, Inc.:
4.125% Sr. Unsec. Nts., 2/17/26	1,626,000	1,721,365

20        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value

Diversified Telecommunication Services (Continued)

AT&T, Inc.: (Continued)
4.35% Sr. Unsec. Nts., 6/15/45	$4,468,000	$4,125,939
5.15% Sr. Unsec. Nts., 3/15/42	500,000	505,911

British Telecommunications plc, 9.625% Sr. Unsec. Nts., 12/15/30	2,687,000	4,211,967

Orange SA, 2.75% Sr. Unsec. Nts., 9/14/16	892,000	898,744

Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38	1,477,000	1,555,443

Telefonica Emisiones SAU:
3.192% Sr. Unsec. Nts., 4/27/18	3,214,000	3,299,422
7.045% Sr. Unsec. Unsub. Nts., 6/20/36	1,061,000	1,347,332

Verizon Communications, Inc.:
3.50% Sr. Unsec. Nts., 11/1/24	1,323,000	1,391,182
4.50% Sr. Unsec. Nts., 9/15/20	6,123,000	6,779,165
4.522% Sr. Unsec. Nts., 9/15/48	4,696,000	4,725,435
5.012% Sr. Unsec. Nts., 8/21/54	735,000	740,746

		31,302,651

Wireless Telecommunication Services—0.2%

Rogers Communications, Inc., 3.625% Sr. Unsec. Nts., 12/15/25	2,673,000	2,789,537

Utilities—3.5%

Electric Utilities—2.3%

AEP Texas Central Co., 3.85% Sr. Unsec. Nts., 10/1/25[1]	1,658,000	1,743,319

American Transmission Systems, Inc., 5% Sr. Unsec. Nts., 9/1/44[1]	1,067,000	1,093,550

Edison International, 2.95% Sr. Unsec. Nts., 3/15/23	2,275,000	2,299,891

EDP Finance BV, 5.25% Sr. Unsec. Nts., 1/14/21[1]	3,640,000	3,806,239

Enel Finance International NV, 6.25% Sr. Unsec. Nts., 9/15/17[1]	3,232,000	3,449,746

Indiana Michigan Power Co., Series K, 4.55% Sr. Unsec. Nts., 3/15/46	761,000	786,485

ITC Holdings Corp., 5.30% Sr. Unsec. Nts., 7/1/43	715,000	737,214

NextEra Energy Capital Holdings, Inc., 1.586% Sr. Unsec. Nts., 6/1/17	3,520,000	3,524,115

Pennsylvania Electric Co., 5.20% Sr. Unsec. Nts., 4/1/20	500,000	526,712

PPL Capital Funding, Inc., 3.50% Sr. Unsec. Unsub. Nts., 12/1/22	2,250,000	2,338,893

PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[1]	4,000,000	4,442,980

Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	2,770,000	3,103,453

Southern Power Co., 1.85% Sr. Unsec. Nts., 12/1/17	3,179,000	3,203,879

Trans-Allegheny Interstate Line Co., 3.85% Sr. Unsec. Nts., 6/1/25[1]	2,128,000	2,203,546

Xcel Energy, Inc., 3.30% Sr. Unsec. Nts., 6/1/25	1,822,000	1,872,766

		35,132,788

Independent Power and Renewable Electricity Producers—0.2%

Dayton Power & Light Co. (The), 1.875% Sec. Nts., 9/15/16	3,447,000	3,461,598

21        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Multi-Utilities—1.0%

CenterPoint Energy, Inc., 5.95% Sr. Unsec. Nts., 2/1/17	$2,403,000	$2,485,824

CMS Energy Corp.:
3.875% Sr. Unsec. Nts., 3/1/24	1,871,000	1,982,871
5.05% Sr. Unsec. Unsub. Nts., 3/15/22	2,715,000	3,042,687

NiSource Finance Corp., 4.80% Sr. Unsec. Nts., 2/15/44	1,779,000	1,884,370

Puget Energy, Inc., 3.65% Sr. Sec. Nts., 5/15/25	1,760,000	1,775,550

TECO Finance, Inc., 6.572% Sr. Unsec. Nts., 11/1/17	2,955,000	3,160,024

		14,331,326

Total Corporate Bonds and Notes (Cost $617,577,796)		631,033,943

Short-Term Note—0.1%

BAT International Finance plc, 0.69%, 4/5/16[10] (Cost $999,923)	1,000,000	999,923

	Shares

Investment Company—23.6%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.46%[12,13] (Cost $358,138,644)	358,138,644	358,138,644

Total Investments, at Value (Cost $1,904,314,644)	126.7%	1,923,751,410

Net Other Assets (Liabilities)	(26.7)	(405,623,462)

Net Assets	100.0%	$1,518,127,948

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $308,516,673 or 20.32% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $15,656,973 or 1.03% of the Fund’s net assets at period end.

4. Interest rate is less than 0.0005%.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $151,157 or 0.01% of the Fund’s net assets at period end.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

7. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

8. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $1,184,148. See Note 6 of the accompanying Notes.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

22        OPPENHEIMER CORE BOND FUND

Footnotes to Statement of Investments (Continued)

10. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $999,923 or 0.07% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

11. All or a portion of the security position has been pledged for collateral in association with forward roll transactions. See Note 4 of the accompanying Notes.

12.	Rate shown is the 7-day yield at period end.

13. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares
	December 31,	Gross	Gross	Shares
	2015	Additions	Reductions	March 31, 2016

Oppenheimer Institutional Money Market Fund, Cl. E	295,832,126	147,711,666	85,405,148	358,138,644

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$358,138,644	$341,904

Futures Contracts as of March 31, 2016
				Number		Unrealized
			Expiration	of		Appreciation
Description	Exchange	Buy/Sell	Date	Contracts	Value	(Depreciation)

United States Treasury Long Bonds	CBT	Sell	6/21/16	12	$1,973,250	$(9,771)
United States Treasury Nts., 10 yr.	CBT	Sell	6/21/16	37	4,824,453	(9,811)
United States Treasury Nts., 2 yr.	CBT	Buy	6/30/16	587	128,406,250	433,922
United States Treasury Nts., 5 yr.	CBT	Buy	6/30/16	67	8,117,992	61,250
United States Ultra Bonds	CBT	Buy	6/21/16	441	76,086,281	(626,625)

						$(151,035)

Glossary:

Exchange Abbreviations

CBT                 Chicago Board of Trade

23        OPPENHEIMER CORE BOND FUND

NOTES TO STATEMENT OF INVESTMENTS March 31, 2016 Unaudited

1. Organization

Oppenheimer Core Bond Fund (the “Fund”) is a separate fund of Oppenheimer Integrity Funds, a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from

24        OPPENHEIMER CORE BOND FUND

3. Securities Valuation (Continued)

the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

    Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

    Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

25        OPPENHEIMER CORE BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based

26        OPPENHEIMER CORE BOND FUND

3. Securities Valuation (Continued)

on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered are not assigned a level, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$224,876,105	$—	$224,876,105
Mortgage-Backed Obligations	—	694,297,100	470,995	694,768,095
U.S. Government Obligations	—	13,934,700	—	13,934,700
Corporate Bonds and Notes	—	631,033,943	—	631,033,943
Short-Term Note	—	999,923	—	999,923
Investment Company	358,138,644	—	—	358,138,644

Total Investments, at Value	358,138,644	1,565,141,771	470,995	1,923,751,410
Other Financial Instruments:
Futures contracts	495,172	—	—	495,172

Total Assets	$358,633,816	$1,565,141,771	$470,995	$1,924,246,582

Liabilities Table
Other Financial Instruments:
Futures contracts	$(646,207)	$—	$—	$(646,207)

Total Liabilities	$(646,207)	$—	$—	$(646,207)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

27        OPPENHEIMER CORE BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in a money market Affiliated Fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is regulated as a money market fund under the Investment Company Act of 1940, as amended.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

28        OPPENHEIMER CORE BOND FUND

4. Investments and Risks (Continued)

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$487,873,511
Sold securities	76,585,025

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

    Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

    At period end, the counterparty pledged $650,664 of collateral to the Fund for forward roll transactions.

    At period end, the Fund pledged $69,237 of collateral to the counterparty for forward roll transactions.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest at period end is as follows:

Cost	$1,703,335
Market Value	$437,664
Market Value as % of Net Assets	0.03%

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to

29        OPPENHEIMER CORE BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

    Derivatives may have little or no initial cash investment relative to their market value

30        OPPENHEIMER CORE BOND FUND

6. Use of Derivatives (Continued)

exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

31        OPPENHEIMER CORE BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the reporting period, the Fund had an ending monthly average market value of $145,647,209 and $18,901,531 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or

32        OPPENHEIMER CORE BOND FUND

6. Use of Derivatives (Continued)

futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

7. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,904,406,735
Federal tax cost of other investments	205,963,855
Total federal tax cost	$2,110,370,590

Gross unrealized appreciation	$32,017,076
Gross unrealized depreciation	(12,823,436)

Net unrealized appreciation	$19,193,640

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Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/13/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/13/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	5/13/2016